Warrant Liability - Schedule of Warrants Issued to Purchase Common Stock (Details)	Mar. 31, 2021 $ / shares shares
Hudson Bay Warrant; 1/25/2021 [Member]
Warrant Shares | shares	15,000,000
Exercise Price | $ / shares	$ 2.000
Palladium Capital Warrant; 1/25/2021 [Member]
Warrant Shares | shares	480,000
Exercise Price | $ / shares	$ 2.000
BHP Capital NY Warrant; 1/28/2021 [Member]
Warrant Shares | shares	1,500,000
Exercise Price | $ / shares	$ 2.20
Hudson Bay Warrant; 2/23/2021 [Member]
Warrant Shares | shares	18,568,188
Exercise Price | $ / shares	$ 3.722
Palladium Capital Warrant; 2/23/2021 [Member]
Warrant Shares | shares	1,650,346
Exercise Price | $ / shares	$ 3.722